Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended		99 Months Ended	105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (18,432)	$ (28,016)	$ (114,900)	$ (191,800)	$ (312,428)	$ (330,860)
Adjustments to reconcile net loss to net cash from operating activities:
Amortization	84	84	336	336	700	784
Stock based compensation	0	0	0	0	200	200
Change in assets and liabilities:
Prepaid expenses	375	1,063	2,063	(3,188)	(1,125)	(750)
Accounts payable and accrued expenses	(22,991)	4,804	13,168	17,012	30,180	7,189
Due to shareholders	0	0	0	(5,000)	500	500
Net cash from operating activities	(40,964)	(22,065)	(99,333)	(182,640)	(281,973)	(322,937)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from share issuance	0	0	0	286,000	286,000	286,000
Proceeds from convertible advance - related party	300,000	0				300,000
Net cash from financing activities	300,000	0		286,000	286,000	586,000
NET CHANGE IN CASH	259,036	(22,065)	(99,333)	103,360	4,027	263,063
CASH, beginning of period	4,027	103,360	103,360	0	0	0
CASH, end of period	263,063	81,295	4,027	103,360	4,027	263,063
SUPPLEMENTAL DISCLOSURE OF NONCASH ACTIVITIES:
Common stock issued for acquisition of Global Green International, Inc.	$ 0	$ 0	$ 0	$ 6,831	$ 6,831	$ 6,831